UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549



                             FORM 13F COVER PAGE



            REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 2007



                          Check here if Amendment [X]

                        This Amendment No. 1 (check only one)

                             [ ] is a restatement

                         [X] adds new holdings entries



Institutional Investment Manager Filing this Report:



Name:	              Wynnefield Capital Management LLC

Address:              450 Seventh Avenue, Suite 509, New York, New York  10123

Form 13F File Number: 28-7006



===============================================================================


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS NEITHER DENIED OR GRANTED.

ON FEBRUARY 13, 2008, WYNNEFIELD CAPITAL MANAGEMENT LLC ("WYNNEFIELD") REQUESTED CONFIDENTIAL TREATMENT AND PROVIDED A FULL LIST OF ITS POSITIONS FROM THE QUARTER ENDING ON DECEMBER 31, 2007 TO THE SECURITIES AND EXCHANGE COMMISSION. ON JANUARY 29, 2009 WYNNEFIELD MADE A DE NOVO REQUEST FOR CONFIDENTIAL TREATMENT.


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:



Name:  Stephen J. Nelson

Title: Attorney-In-Fact for Joshua H. Landes, Managing Member

       of Wynnefield Capital Management LLC

Phone: (914) 220-1910 for Stephen J. Nelson

       or (212) 760-0814 for Joshua H. Landes





Signature, Place, and Date of Signing:



Wynnefield Capital Management LLC

  By: Mr. Joshua H. Landes, Member

      By: /s/ Stephen J. Nelson

	  Stephen J. Nelson

	  White Plains, New York

	  February 13, 2009


WYNNEFIELD CAPITAL, INC. HAS BEEN REMOVED AS AN "OTHER MANAGER" BECAUSE WYNNEFIELD CAPITAL, INC. IS NOT REPORTABLE MANAGER PURSUANT TO
RULE 13F-1 OF THE SECURITIES EXCHANGE ACT OF 1934.



Report Type (Check only one):



[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,

	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for

	this reporting manager are reported in this report and a portion are

	reported by other reporting manager(s).)







                           FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Managers: 0

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: 269,519,000



List of Other Included Managers:



No.	Name					Form 13F File Number





-------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE

-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  ------------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY

    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS      SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  --------  ------  ------
ACME COMMUNICATION INC   COM       004631107   7685      2815169    SH          OTHER                            2815169
AIRCASTLE LTD.	         COM       G0129K104   263       10000      SH          OTHER                            10000
ALLIED DEFENSE GRP INC   COM       019118108   3019      523205     SH          OTHER                            523205
ANGELICA CORP            COM       034663104   8042      421064     SH          OTHER                            421064
AVALON HOLDINGS CORP     CL A      05343P109   63        11700      SH          OTHER                            11700
BEXIL CORP               COM       088577101   424       13900      SH          OTHER                            13900
BIOFUEL ENERGY CORP      COM       09064Y109   141       20000      SH          OTHER                            20000
BREEZE EASTERN CORP      COM       106764103   14367     1300190    SH          OTHER                            1300190
CAGLES INC               CL A      127703106   1804      217400     SH          OTHER                            217400
CAL MAINE FOODS INC      COM NEW   128030202   9928      374200     SH          OTHER                            374200
CANADIAN SUPERIOR        COM       136644101   323       110900     SH          OTHER                            110900
ENERGY INC
CAPSTEAD MTG CORP        COM       14067E5O6   198       15000      SH          OTHER                            15000
COMMRC'L VHCLE GRP INC   COM       202608105   1497      130252     SH          OTHER                            130252
CONSECO INC.             COM NEW   208464883   5478      436119     SH          OTHER                            436119
CORE MARK HLDNGS CO INC  COM       218681104   14070     489886     SH          OTHER                            489886
CORNELL COMPANIES INC    COM       219141108   58841     2523190    SH          OTHER                            2523190
CORRIENTE RECOURCES INC  COM       22027E409   275       50000      SH          OTHER                            50000
CROWN CRAFTS INC         COM       228309100   5224      1463325    SH          OTHER                            1463325
DEVCON INT'L CORP        COM       251588109   200       75000      SH          OTHER                            75000
DYNEGY INC               CL A      26817G102   4656      652100     SH          OTHER                            652100
EASYLINK SERVICES        CL A      277858106   2766      901100     SH          OTHER                            901100
INT'L CORP
ENCORIUM GROUP INC       COM       29257R109   324       188150     SH          OTHER                            188150
ENTERTAINM'T DIST CO INC COM       29382J105   704       1050692    SH          OTHER                            1050692
GOLD FIELDS LTD NEW      SPNSD     38059T106   994       70000      SH          OTHER                            70000
                         ADR
GOLDCORP INC             COM       380956409   2375      70000      SH          OTHER     	                 70000
GOLDEN ENTERPRISES INC   COM       381010107   50        16200      SH          OTHER                            16200
GOLDLEAF FINANCIAL SOLNS COM NEW   38144H208   87        54935      SH          OTHER                            54935
GOLD RESERVE, INC        CL A      38068N108   130       25000      SH          OTHER                            25000
HALOZYME THERAP. INC     COM       40637H109   3484      490000     SH          OTHER                            490000
HOOPER HOLMES INC        COM       439104100   315       183200     SH          OTHER                            183200
I-MANY INC               COM       44973Q103   310       100000     SH          OTHER                            100000
ISLE CAPRI CASINOS INC   COM       464592104   975       70778      SH          OTHER                            70778
KODIAK OIL & GAS CORP    COM       50015Q100   54        24749      SH          OTHER                            24749
LANDEC CORP              COM       514766104   4389      327500     SH          OTHER                            327500
LANGER INC.              COM       515707107   670       254791     SH          OTHER                            254791
LAYNE CHRISTENSON CO     COM       521050104   4954      100680     SH          OTHER                            100680
LIBERTY GLOBAL INC       COM SER A 530555101   470       11995      SH          OTHER                            11995
LIBERTY GLOBAL INC       COM SER C 530555309   445       12165      SH          OTHER                            12165
LUNDIN MINING CORP       COM       550372106   304       31659      SH          OTHER                            31659
MAG SILVER CORP          COM       553829102   616       41400      SH          OTHER                            41400
MIND CTI LTD             ORD       M70240102   1062      478300     SH          OTHER                            478300
MOUNTAIN PROVINCE        COM NEW   62426E402   462       100000     SH          OTHER                            100000
DIAMONDS INC.
MOVIE STAR INC           COM       62491103    160       100000     SH          OTHER                            100000
MVC CAPITAL INC          COM       553829102   28468     1763800    SH          OTHER                            1763800
NAPCO SECURITY           COM       630402105   271       43398      SH          OTHER                            43398
SYSTEMS INC
NEOMAGIC CORP            COM NEW   640497202   93        30000      SH          OTHER                            30000
NEVADA GOLD &            COM       64126Q206   1583      1276390    SH          OTHER                            1276390
CASINOS INC
NEVSUN RESOURCES LTD     COM       64156L101   60        25000      SH          OTHER                            25000
NOBEL LEARNING           COM       654889104   16956     1170292    SH          OTHER                            1170292
COMMUNITIES INC
OUTDOOR CHNNL HLDGS INC  COM       690027206   1553      225000     SH          OTHER                            225000
PETROHAWK ENERGY CORP    COM       716495106   7790      450000     SH          OTHER                            450000
POLYMET MINING CORP      COM       731916102   132       40870      SH          OTHER                            40870
PROSHARES TR             ULTRA     74347R834   14066     200000     SH          OTHER                            200000
                         RU2000
PROSPECT MEDICAL         CL A      743494106   2148      518900     SH          OTHER                            518900
HOLDINGS INC.
RAND LOGISTICS INC       COM       752182105   1483      229924     SH          OTHER                            229924
ROSETTA RESOURCES INC    COM       777779307   14278     720000     SH          OTHER                            720000
ROTECH HEALTHCARE INC    COM       778669101   665       1750490    SH          OTHER                            1750490
SUMMER INFANT, INC       COM       865646103   3835      785765     SH          OTHER                            785765
SUMMER INFANT, INC       *W EXP    865646111   328       432000     SH          OTHER                            432000
                         4/20/2000
TEAMSTAFF INC            COM NEW   87815U204   1415      2020990    SH          OTHER                            2020990
TETRA TECH INC DEL       COM       88162F105   6228      400000     SH          OTHER                            400000
TOREADOR RESOURCES CORP  COM       891050106   175       25000      SH          OTHER                            25000
UNIFI INC.               COM       904677101   823       340000     SH          OTHER                            340000
UNITED RENTALS INC       COM       911363109   551       30000      SH          OTHER                            30000
WHITE ELECTRONIC         COM       963801105   3775      813585     SH          OTHER                            813585
DESIGNS CORP
WILSHIRE                 COM       971889100   49        15000      SH          OTHER                            15000
ENTERPRISES INC
WINTHROP REALTY TRUST    SH BEN    976391102   196       36991      SH          OTHER                            36991
                         INT









==============================================================================



                               POWER OF ATTORNEY





The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary

Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm,

LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY

10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially,  pursuant to Sections 13(d),  13(g) and 16 of the Securities

Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder.  The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.



This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.



IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.



						By: /s/ Joshua H. Landes

						    Joshua H. Landes